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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


        /S/ Dominic Williams            London, England   May 14, 2009
-------------------------------------
           Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:     $13,759
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

                                                                                                                     COLUMN 8
       COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7  ------------------------
       --------           ---------------  ---------  --------  --------------------  ----------  --------      VOTING AUTHORITY
                                                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    ------------------------
    NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED   NONE
    --------------        ---------------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  -----
APPLE INC                       COM        037833100      273       2,600   SH             SOLE                 2,600
ATP OIL & GAS CORP              COM        00208J108      941     183,700   SH             SOLE               183,700
BLACKSTONE GROUP LP        COM UNIT LTD    09253U108    1,440     200,000   SH             SOLE               200,000
CARRIZO OIL & CO INC            COM        144577103    1,003     113,100   SH             SOLE               113,100
CHINA MOBILE LIMITED       SPONSORED ADR   16941M109      283       6,500   SH             SOLE                 6,500
CISCO SYSTEMS                   COM        17275R102      502      30,000   SH             SOLE                30,000
COMPTON PETE CORP               COM        204940100    3,242   4,002,000   SH             SOLE             4,002,000
DR PEPPER SNAPPLE GROUP
   INC                          COM        26138E109      506      30,000   SH             SOLE                30,000
GMX RES INC                     COM        38011M108      883     137,100   SH             SOLE               137,100
GOLDCORP INC NEW                COM        380956409    1,389      33,000   SH             SOLE                33,000
NILE THERAPEUTICS INC           COM        654145101      836   1,741,690   SH             SOLE             1,741,690
TESCO CORP                      COM        88157K101    1,027     132,300   SH             SOLE               132,300
WASHINGTON POST CO             CL B        939640108      232         650   SH             SOLE                   650
AMERICAN WTR WKS CO INC
   NEW                          COM        030420103      144       7,500   SH          DEFINED      01         7,500
DEVON ENERGY CORP NEW           COM        25179M103       89       2,000   SH          DEFINED      01         2,000
EBAY INC                        COM        278642103      150      12,000   SH          DEFINED      01        12,000
GOLDCORP INC NEW                COM        380956409      158       3,750   SH          DEFINED      01         3,750
ISHARES TR                BARCLYS TIPS BD  464287176      154       1,500  PRN          DEFINED      01                        1,500
ISHARES TR                FTSE XNHUA IDX   464287184      100       3,500  PRN          DEFINED      01                        3,500
MICROSOFT CORP                  COM        594918104      165       9,000   SH          DEFINED      01         9,000
REDWOOD TR INC                  COM        758075402       92       6,000   SH          DEFINED      01         6,000
THERMO FISHER SCIENTIFIC
   INC                          COM        883556102      150       4,200   SH          DEFINED      01         4,200